DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Derivative Financial Instruments Explanatory [Abstract]
Schedule of disclosure of derivative financial instruments
USDm	2017	2016
Fair value of derivatives:
Derivative financial instruments regarding freight and bunkers:
Forward Freight Agreements	-0.2	-0.1
Bunker swaps	0.8	0.8

Derivative financial instruments regarding interest and currency exchange rate:
Forward exchange contracts	1.8	-4.6
Interest rate swaps	5.1	2.4
Fair value of derivatives as of 31 December	7.5	-1.5

Of which included in:

Other receivables	7.3	3.3
Other liabilities	0.2	-4.8

Schedule of realized amounts and fair value adjustments for derivative financial instruments
	Income statement			Equity
USDm	Revenue	Port expenses, bunkers and commissions	Financial items	Hedging reserves
2017
Forward Freight Agreements	0.5	-	-	-0.3
Bunker swaps	-	1.2	-	0.0
Forward exchange contracts	-	-	-1.4	4.4
Interest rate swaps	-	-	-2.0	2.7
Total	0.5	1.2	-3.4	6.9

2016
Forward Freight Agreements	-0.1	-	-	-0.2
Bunker swaps	-	0.0	-	1.0
Forward exchange contracts	-	-	0.1	-3.4
Interest rate swaps	-	-	-2.9	1.6
Total	-0.1	0.0	-2.8	-1.0

2015
Forward Freight Agreements	0.6	-	-	0.0
Bunker swaps	-	-0.9	-	-0.2
Forward exchange contracts	-	-	-	0.8
Interest rate swaps	-	-	-	0.8
Total	0.6	-0.9	-	1.4